UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08390
Cash Management Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Cash Management Portfolio                                                                                                      as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 87.9%

Principal
Amount
(000’s omitted)	Security	Value
Automotive — 8.1%
$2,666	American Honda Finance, 3.53%, 10/4/05	$2,665,216
2,800	American Honda Finance, 3.55%, 10/6/05	2,798,619
5,762	Toyota Motor Credit Co., 3.76%, 11/1/05	5,743,344
		$11,207,179
Banking and Finance — 46.8%
5,000	Abbey National North America, LLC, 3.60%, 10/17/05	4,992,000
4,000	American General Finance Corp., 3.72%, 10/7/05	3,997,520
1,683	Barclays US Funding, LLC, 3.52%, 10/3/05	1,682,671
2,400	Barclays US Funding, LLC, 3.72%, 11/28/05	2,385,616
2,700	Barclays US Funding, LLC, 3.75%, 11/22/05	2,685,375
2,896	Barton Capital Corp., 3.59%, 10/11/05 (1)	2,893,112
2,860	CAFCO, LLC, 3.65%, 10/13/05 (1)	2,856,520
2,300	Caterpillar Financial Service Corp., 3.76%, 10/6/05	2,298,799
1,988	CIESCO, LLC, 3.49%, 10/3/05 (1)	1,987,615
2,289	CIESCO, LLC, 3.49%, 10/4/05 (1)	2,288,335
2,000	Cortez Capital Corp., 3.79%, 10/31/05 (1)	1,993,683
1,725	CRC Funding, LLC, 3.66%, 10/21/05 (1)	1,721,493
1,154	CRC Funding, LLC, 3.78%, 10/21/05 (1)	1,151,577
4,200	HSBC Finance Corp., 3.50%, 10/12/05	4,195,508
2,700	HSBC Finance Corp., 3.75%, 10/14/05	2,696,344
4,203	Kittyhawk Funding, 3.74%, 10/21/05 (1)	4,194,267
1,437	National Rural Utilities Cooperative Finance Corp, 3.77%, 10/31/05	1,432,485
2,177	Old Line Funding Corp., LLC, 3.64%, 10/20/05 (1)	2,172,818
2,850	Ranger Funding Co., LLC, 3.51%, 10/17/05 (1)	2,845,554
4,300	Societe General N.A., 3.52%, 10/5/05	4,298,318
1,950	Societe General N.A., 3.81%, 11/22/05	1,939,269
2,711	UBS Finance Delaware, LLC, 3.51%, 10/17/05	2,706,771
3,100	UBS Finance Delaware, LLC, 3.84%, 11/23/05	3,082,475
2,562	Yorktown Capital, LLC, 3.60%, 10/3/05 (1)	2,561,488
		$65,059,613
Cosmetics & Toiletries — 4.2%
5,760	Procter & Gamble Co., 3.71%, 10/26/05 (1)	5,745,160
		$5,745,160
Credit Unions — 3.1%
1,587	Mid-States Corp. Federal Credit Union, 3.68%, 10/13/05	1,585,053
2,700	Mid-States Corp. Federal Credit Union, 3.76%, 10/25/05	2,693,232
		$4,278,285

1

Electrical and Electronic Equipment — 4.7%
$2,072	General Electric Capital Corp., 3.55%, 10/24/05	$2,067,300
4,500	General Electric Capital Corp., 3.63%, 11/2/05	4,485,480
		$6,552,780
Insurance — 7.9%
2,184	MetLife Funding, Inc., 3.56%, 10/25/05	2,178,816
2,160	MetLife Funding, Inc., 3.76%, 10/21/05	2,155,488
2,714	New York Life Capital Corp., 3.61%, 10/13/05 (1)	2,710,734
3,979	New York Life Capital Corp., 3.61%, 10/13/05 (1)	3,974,212
		$11,019,250
Office - Equipment & Automation — 3.2%
4,410	Pitney Bowes, Inc., 3.76%, 10/4/05 (1)	4,408,618
		$4,408,618
Optical Supplies — 3.0%
4,209	Alcon Capital Corp., 3.76%, 10/11/05 (1)	4,204,604
		$4,204,604
Pharmaceuticals — 6.9%
4,899	Novartis Finance Corp., 3.70%, 10/5/05 (1)	4,896,986
715	Pfizer, Inc., 3.57%, 10/6/05 (1)	714,645
1,361	Pfizer, Inc., 3.68%, 10/18/05 (1)	1,358,635
1,148	Pfizer, Inc., 3.69%, 10/27/05 (1)	1,144,941
1,502	Pfizer, Inc., 3.73%, 10/28/05 (1)	1,497,798
		$9,613,005
Total Commercial Paper (amortized cost $122,088,494)		$122,088,494

U.S. Government Agency Obligations — 11.1%

Principal
Amount
(000’s omitted)	Security	Value
$3,000	FHLMC Discount Notes, 3.53%, 11/1/05	$2,990,881
4,000	FHLMC Discount Notes, 3.625%, 11/1/05	3,987,514
3,000	FNMA Discount Notes, 3.37%, 10/3/05	2,999,438
1,600	FNMA Discount Notes, 3.48%, 10/5/05	1,599,382
1,300	FNMA Discount Notes, 3.61%, 10/12/05	1,298,566
2,546	FNMA Discount Notes, 3.53%, 10/19/05	2,541,506
Total U.S. Government Agency Obligations (amortized cost, $15,417,287)		$15,417,287

2

Short-Term Investments — 1.1%

Principal
Amount
(000’s omitted)	Security	Value
$1,568	Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$1,568,000
Total Short-Term Investments (amortized cost, $1,568,000)		$1,568,000
Total Investments — 100.1% (amortized cost $139,073,781) (2)		$139,073,781
Other Assets, Less Liabilities — (0.1)%		$(114,616)
Net Assets — 100.0%		$138,959,165

FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)

Securities issued by Fannie Mae or Freddie Mac are not issued or guaranteed by the U.S. Government.

(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)	Cost for federal income taxes is the same.

The Portfolio did not have any open financial instruments at September 30, 2005.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer
Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer
Date:	November 28, 2005
By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer
Date:	November 28, 2005